Organization, Plan of Business Operations and Liquidity (Details Textual) (USD $)	0 Months Ended		1 Months Ended	11 Months Ended
	Dec. 15, 2012	Nov. 07, 2012	Nov. 01, 2012	Dec. 31, 2012
Proceeds from underwriters and public offering expenses			$ 48,187,792
Proceeds from issuance of private placement		302,500	3,377,500	3,680,000
Stock Issued During Period, Shares Private Placement 1		30,250
Granted to underwriter in public offering to purchase additional units			750,000
Principal deposited in trust account		57,165,000		57,165,000
Sale of stock, price per share		$ 10.30		$ 0.02
Common stock shares forfeitures by underwriters over allotment options	50,000
Percentage of acquisition transaction fair market value				80.00%
Outstanding warrant error amount			3,109,339
Stock Issued During Period, Shares, New Issues 2		550,000
Stock Issued During Period, Value, New Issues 2		5,500,000		5,500,000
Stock Issued During Period, Shares, Private Placement 2		30,250
Stock Issued During Period, Value, Private Placement 2		302,500		302,500
Initial acquisition transaction description				The Company will consummate an initial Acquisition Transaction only if holders of no more than 90% of the public shares elect to convert (in the case of a shareholder meeting) or sell their shares to the Company (in the case of a tender offer) and, solely if the Company seeks shareholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the Acquisition Transaction.
Stock issued per share 2		$ 10.00
Founders [Member]
Proceeds from issuance of private placement			$ 3,377,500
Stock Issued During Period, Shares Private Placement 1			337,750